Convertible notes (Schedule of Interest Expense Related to Convertible Senior Notes) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
Amortization of discount	$ 3,677
Amortization of issuance costs	359
Financial expense on convertible senior notes	$ 4,036